Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Prepaid Expenses	Note 3. Prepaid Expenses Prepaid expenses consisted of the following:
	December 31,
	2025	2024
Operating lease prepaid	$6,050	$546
Other	137	3
Total prepaid expenses	$6,187	$549